UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile I Funds
(Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Conservative Profile I Fund (Initial Class shares) returned -1.11%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 2.10% (composite benchmark return was 0.99%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	10,778.00	10,770.22	11,577.00	10,433.00
2007	11,377.26	11,486.74	12,227.63	11,160.18
2008	9,810.61	10,023.39	7,675.28	11,744.97
2009	11,810.99	11,494.23	9,847.39	12,441.45
2010	12,842.09	12,501.40	11,537.20	13,255.12
2011	12,978.22	12,911.81	11,650.26	14,294.32
2012	14,148.85	13,912.08	13,521.29	14,896.11
2013	15,217.43	14,836.96	17,991.60	14,594.66
2014	15,970.76	15,767.92	20,278.64	15,465.33
2015	15,792.70	15,923.45	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year
Initial Class	-1.11%	4.23%	4.68%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	47.38%
Fixed Interest Contract	22.47
Large Cap Equity	10.91
International Equity	6.37
Mid Cap Equity	5.88
Real Estate Equity	5.05
Small Cap Equity	1.94
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Initial Class
Actual	$1,000.00	$ 984.38	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.95
*	Expenses are equal to the Fund's annualized expense ratio of 0.98% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Moderately Conservative Profile I Fund (Initial Class shares) returned -0.93%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.88% (composite benchmark return was 0.95%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	10,990.00	11,093.51	11,577.00	10,433.00
2007	11,694.46	11,847.56	12,227.63	11,160.18
2008	9,576.59	9,508.45	7,675.28	11,744.97
2009	11,692.06	11,218.49	9,847.39	12,441.45
2010	12,865.94	12,366.23	11,537.20	13,255.12
2011	12,856.94	12,635.71	11,650.26	14,294.32
2012	14,218.49	13,852.59	13,521.29	14,896.11
2013	15,899.99	15,405.70	17,991.60	14,594.66
2014	16,791.33	16,455.79	20,278.64	15,465.33
2015	16,635.87	16,612.08	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year
Initial Class	-0.93%	5.27%	5.22%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Bond	32.98%
Fixed Interest Contract	22.00
Large Cap Equity	17.61
International Equity	10.28
Mid Cap Equity	9.48
Real Estate Equity	4.51
Small Cap Equity	3.14
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Initial Class
Actual	$1,000.00	$ 981.30	$5.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.15
*	Expenses are equal to the Fund's annualized expense ratio of 1.01% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.61%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Moderate Profile I Fund (Initial Class shares) returned -0.93%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.80% (composite benchmark return was 0.87%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	11,198.00	11,267.17	11,577.00	10,433.00
2007	11,996.42	12,052.70	12,227.63	11,160.18
2008	9,202.45	8,988.15	7,675.28	11,744.97
2009	11,450.61	10,871.09	9,847.39	12,441.45
2010	12,772.01	12,121.47	11,537.20	13,255.12
2011	12,611.08	12,221.69	11,650.26	14,294.32
2012	14,155.94	13,629.63	13,521.29	14,896.11
2013	16,443.97	15,800.42	17,991.60	14,594.66
2014	17,495.51	16,952.94	20,278.64	15,465.33
2015	17,332.77	17,101.07	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year
Initial Class	-0.93%	6.30%	5.65%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	24.37%
Bond	23.98
Fixed Interest Contract	15.99
International Equity	14.21
Mid Cap Equity	13.10
Small Cap Equity	4.34
Real Estate Equity	4.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Initial Class
Actual	$1,000.00	$ 977.87	$5.44
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
*	Expenses are equal to the Fund's annualized expense ratio of 1.09% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.66%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Moderately Aggressive Profile I Fund (Initial Class shares) returned -0.77%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.54% (composite benchmark return was 0.77%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Barclays U.S. Aggregate Bond Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	11,379.00	11,539.24	11,577.00	10,433.00
2007	12,203.98	12,345.39	12,227.63	11,160.18
2008	8,513.49	8,567.16	7,675.28	11,744.97
2009	10,946.65	10,603.48	9,847.39	12,441.45
2010	12,387.23	11,950.55	11,537.20	13,255.12
2011	12,119.67	11,939.47	11,650.26	14,294.32
2012	13,803.09	13,508.57	13,521.29	14,896.11
2013	16,619.61	16,232.22	17,991.60	14,594.66
2014	17,753.43	17,494.40	20,278.64	15,465.33
2015	17,616.88	17,628.50	20,413.66	15,550.39

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year
Initial Class	-0.77%	7.30%	5.83%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.27%
Bond	17.95
International Equity	17.64
Mid Cap Equity	16.29
Fixed Interest Contract	8.96
Small Cap Equity	5.37
Real Estate Equity	3.52
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Initial Class
Actual	$1,000.00	$ 975.40	$5.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.31	$5.96
*	Expenses are equal to the Fund's annualized expense ratio of 1.18% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.72%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund
Management Discussion
After surviving a choppy first half, 2015 endured an equity correction in the third quarter over international growth concerns, a rebound in the fourth quarter and, subsequently, the U.S. Federal Reserve’s first interest rate increase since the great recession.
The U.S. economy continued its advance in 2015, although at a slower pace than in years past. The advance estimate of fourth quarter GDP came in at a muted 0.7% after posting 0.6%, 3.9%, 2.0% growth over the first three quarters of the year. This is a far cry from the greater than4% growth seen in the second and third quarters of 2014. However, the December jobs report showed signs of continued strength with the addition of 292,000 jobs, led by professional and business services, with the unemployment rate holdings steady at 5.0%—its lowest level since April, 2008. The S&P 500® Index posted a 1.38% gain in 2015, topping its small cap counterpart, the S& P SmallCap 600® Index, which lost 1.97%. More significant than the market cap variance though, was how growth stocks significantly outperformed value stocks across during 2015. Using the large cap space as an example, this difference was as wide as 9% with the Russell 1000® Value Index losing 3.83% and the Russell 1000® Growth Index gaining 5.67%. The darkest corner of the market was the energy sector which lost over 21% as oil continued its descent from over $100/barrel in mid-2014 to around $30/barrel at the end of 2015.
After much anticipation, we finally experienced the Federal Reserve’s first interest rate hike, a modest 0.25%, in December. This move marks the first increase in the Fed Funds Rate since April, 2008. While this is the first tightening move we’ve seen in some time, the Federal Reserve’s balance sheet remains bloated after years of its bond-buying program, and rates remain low compared to historical averages. Nonetheless, an increase of 0.25% goes a long way in signaling confidence to the market. The 10-year treasury remained essentially range-bound between 2.0% and 2.5% for much of the year and finished at 2.27% while fixed income asset class returns were mixed in 2015. The Barclays U.S. Aggregate Bond Index returned 0.55% for the year and proved to be the “safe bet” as sectors with significant duration and/or credit risk lost ground. High yield, non-U.S., and long-term bonds all lost over 3% as represented by the Barclays US Corporate High Yield Index (-4.47%), Citi World Government Bond Index (-3.57%), and the Barclays US Government/Credit Long Index (-3.30%).
Global equities faced a number of structural headwinds in 2015 that ultimately resulted in a year that stock market investors hope to quickly forget. As oil prices continued to fall, many professionally-managed investment portfolios that had been constructed around certain global oil themes came unraveled and spilled over to the broader equity markets and certain sectors in the fixed income space. Slowdowns in Chinese economic growth also helped drive negative global equity performance during certain times in 2015—particularly the market correction that occurred in the third quarter. The MSCI EAFE® Index, which tracks the performance of developed equity markets outside of North America (primarily Western Europe and Developed Asia), posted a loss of 0.81% for the year after recovering from a 10.23% loss in the third quarter alone. The MSCI Emerging Markets Index posted a loss of 14.92%, again with the majority of losses occurring within the third quarter.

One of the stronger performing asset classes in 2015 was real estate. The FTSE NAREIT All Equity REITs Index, which tracks the performance of the U.S. REIT market, posted a respectable 2.83% return for the one-year period ended December 31, 2015. On the other hand, commodities, driven by oil prices, turned in one of the worst asset class returns for 2015, losing 24.66%.
For the annual period ended December 31, 2015, the Great-West Aggressive Profile I Fund (Initial Class shares) returned -0.74%, relative to 0.67% for the Wilshire 5000 Index and 0.55% for the Barclays U.S. Aggregate Bond Index. The Fund underperformed its composite benchmark by 1.23% (composite benchmark return was 0.49%).
Driving this underperformance was the Fund’s allocation to high yield and international bonds as well as its tilt towards value stocks as opposed to growth stocks. Underlying manager selection was mixed with some holdings outperforming (Great-West MFS International Value, Great-West T. Rowe Price Mid Cap Growth) and other funds underperforming their respective benchmarks (Great-West Loomis Sayles Bond, Great-West MFS International Growth).
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

25,000
20,000
15,000
10,000
5,000
12/31/2005
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
Fund (Initial Class)
Composite Index
Wilshire 5000 Index
Dow Jones U.S. Select REIT Index

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2006	11,554.00	11,888.60	11,577.00	13,597.44
2007	12,376.64	12,722.81	12,227.63	11,210.41
2008	7,421.04	7,792.74	7,675.28	6,815.91
2009	9,870.72	10,071.95	9,847.39	8,755.42
2010	11,405.62	11,549.26	11,537.20	11,213.42
2011	10,902.63	11,238.87	11,650.26	12,263.85
2012	12,696.11	13,090.92	13,521.29	14,363.43
2013	16,358.82	16,931.06	17,991.60	14,538.06
2014	17,691.37	18,384.11	20,278.64	19,190.04
2015	17,559.95	18,473.38	20,413.66	20,049.74

* The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year
Initial Class	-0.74%	9.01%	5.79%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2015
Asset Class	Percentage of Fund Investments
Large Cap Equity	42.21%
International Equity	24.58
Mid Cap Equity	22.70
Small Cap Equity	7.50
Real Estate Equity	3.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Initial Class
Actual	$1,000.00	$ 969.90	$6.50
Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66
*	Expenses are equal to the Fund's annualized expense ratio of 1.31% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.83%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
308,298	Great-West Federated Bond Fund Institutional Class(a)	$ 2,938,074
435,940	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,853,712
220,034	Great-West Putnam High Yield Bond Institutional Class(a)	1,918,694
237,710	Great-West Short Duration Bond Fund Institutional Class(a)	2,343,823
416,675	Great-West Templeton Global Bond Fund Institutional Class(a)	3,741,741
301,226	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	2,936,951

TOTAL BOND MUTUAL FUNDS — 47.40% (Cost $19,273,177)		$ 17,732,995
EQUITY MUTUAL FUNDS
64,451	Great-West American Century Growth Fund Institutional Class(a)	594,886
202,713	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,745,358
30,805	Great-West Invesco Small Cap Value Fund Institutional Class(a)	261,538
31,613	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	259,225
93,154	Great-West MFS International Growth Fund Institutional Class(a)	784,355
168,004	Great-West MFS International Value Fund Institutional Class(a)	1,601,082
64,813	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	595,633
Shares		Fair Value
Equity Mutual Funds — (continued)
21,961	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 205,770
167,035	Great-West Putnam Equity Income Fund Institutional Class(a)	1,443,183
193,149	Great-West Real Estate Index Fund Institutional Class(a)	1,888,997
176,640	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,448,445
54,198	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	456,892

TOTAL EQUITY MUTUAL FUNDS — 30.17% (Cost $12,091,961)		$ 11,285,364
Account Balance
FIXED INTEREST CONTRACT
8,408,216 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,408,216

TOTAL FIXED INTEREST CONTRACT — 22.47% (Cost $8,408,216)		$ 8,408,216
TOTAL INVESTMENTS — 100.04% (Cost $39,773,354)		$ 37,426,575
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (16,487)
TOTAL NET ASSETS — 100.00%		$ 37,410,088
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
269,930	Great-West Federated Bond Fund Institutional Class(a)	$ 2,572,428
380,731	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,365,665
191,535	Great-West Putnam High Yield Bond Institutional Class(a)	1,670,188
26,134	Great-West Short Duration Bond Fund Institutional Class(a)	257,676
364,541	Great-West Templeton Global Bond Fund Institutional Class(a)	3,273,579
263,940	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	2,573,415

TOTAL BOND MUTUAL FUNDS — 32.99% (Cost $14,962,208)		$ 13,712,951
EQUITY MUTUAL FUNDS
115,723	Great-West American Century Growth Fund Institutional Class(a)	1,068,119
363,205	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	3,127,197
55,155	Great-West Invesco Small Cap Value Fund Institutional Class(a)	468,267
56,818	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	465,906
167,353	Great-West MFS International Growth Fund Institutional Class(a)	1,409,117
300,657	Great-West MFS International Value Fund Institutional Class(a)	2,865,261
116,229	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,068,144
Shares		Fair Value
Equity Mutual Funds — (continued)
39,732	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 372,289
299,943	Great-West Putnam Equity Income Fund Institutional Class(a)	2,591,505
191,863	Great-West Real Estate Index Fund Institutional Class(a)	1,876,422
316,413	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,594,591
96,825	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	816,231

TOTAL EQUITY MUTUAL FUNDS — 45.04% (Cost $20,627,016)		$ 18,723,049
Account Balance
FIXED INTEREST CONTRACT
9,147,723 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	9,147,723

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $9,147,723)		$ 9,147,723
TOTAL INVESTMENTS — 100.04% (Cost $44,736,947)		$ 41,583,723
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (18,422)
TOTAL NET ASSETS — 100.00%		$ 41,565,301
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
695,794	Great-West Federated Bond Fund Institutional Class(a)	$ 6,630,912
982,581	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,686,021
494,320	Great-West Putnam High Yield Bond Institutional Class(a)	4,310,467
67,240	Great-West Short Duration Bond Fund Institutional Class(a)	662,990
940,837	Great-West Templeton Global Bond Fund Institutional Class(a)	8,448,717
679,995	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	6,629,950

TOTAL BOND MUTUAL FUNDS — 24.00% (Cost $38,594,141)		$ 35,369,057
EQUITY MUTUAL FUNDS
568,708	Great-West American Century Growth Fund Institutional Class(a)	5,249,179
1,779,364	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	15,320,320
268,911	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,283,058
278,803	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,286,183
819,632	Great-West MFS International Growth Fund Institutional Class(a)	6,901,303
1,475,480	Great-West MFS International Value Fund Institutional Class(a)	14,061,325
571,236	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	5,249,654
Shares		Fair Value
Equity Mutual Funds — (continued)
195,094	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 1,828,032
1,471,842	Great-West Putnam Equity Income Fund Institutional Class(a)	12,716,716
604,015	Great-West Real Estate Index Fund Institutional Class(a)	5,907,266
1,551,544	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,722,663
474,555	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,000,499

TOTAL EQUITY MUTUAL FUNDS — 60.06% (Cost $94,375,409)		$ 88,526,198
Account Balance
FIXED INTEREST CONTRACT
23,575,242 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	23,575,242

TOTAL FIXED INTEREST CONTRACT — 15.99% (Cost $23,575,242)		$ 23,575,242
TOTAL INVESTMENTS — 100.05% (Cost $156,544,792)		$147,470,497
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (68,460)
TOTAL NET ASSETS — 100.00%		$147,402,037
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
BOND MUTUAL FUNDS
460,940	Great-West Federated Bond Fund Institutional Class(a)	$ 4,392,762
651,304	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,757,527
329,071	Great-West Putnam High Yield Bond Institutional Class(a)	2,869,496
308,979	Great-West Short Duration Bond Fund Institutional Class(a)	3,046,529
621,319	Great-West Templeton Global Bond Fund Institutional Class(a)	5,579,445
450,157	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	4,389,032

TOTAL BOND MUTUAL FUNDS — 17.96% (Cost $28,297,924)		$ 26,034,791
EQUITY MUTUAL FUNDS
693,778	Great-West American Century Growth Fund Institutional Class(a)	6,403,569
2,176,496	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	18,739,626
326,972	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,775,995
339,584	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,784,588
999,912	Great-West MFS International Growth Fund Institutional Class(a)	8,419,255
1,801,895	Great-West MFS International Value Fund Institutional Class(a)	17,172,062
696,704	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	6,402,710
Shares		Fair Value
Equity Mutual Funds — (continued)
237,988	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	$ 2,229,945
1,798,989	Great-West Putnam Equity Income Fund Institutional Class(a)	15,543,268
521,299	Great-West Real Estate Index Fund Institutional Class(a)	5,098,305
1,897,949	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,563,183
580,273	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,891,702

TOTAL EQUITY MUTUAL FUNDS — 73.12% (Cost $107,544,610)		$106,024,208
Account Balance
FIXED INTEREST CONTRACT
13,000,723 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,000,723

TOTAL FIXED INTEREST CONTRACT — 8.97% (Cost $13,000,723)		$ 13,000,723
TOTAL INVESTMENTS — 100.05% (Cost $148,843,257)		$145,059,722
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (70,466)
TOTAL NET ASSETS — 100.00%		$144,989,256
(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
EQUITY MUTUAL FUNDS
538,691	Great-West American Century Growth Fund Institutional Class(a)	$ 4,972,117
1,684,071	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	14,499,854
254,878	Great-West Invesco Small Cap Value Fund Institutional Class(a)	2,163,913
264,070	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,165,371
775,472	Great-West MFS International Growth Fund Institutional Class(a)	6,529,475
1,393,301	Great-West MFS International Value Fund Institutional Class(a)	13,278,161
540,775	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	4,969,726
182,996	Great-West Multi-Manager Small Cap Growth Fund Institutional Class(a)	1,714,677
Shares		Fair Value
Equity Mutual Funds — (continued)
1,391,618	Great-West Putnam Equity Income Fund Institutional Class(a)	$12,023,576
248,047	Great-West Real Estate Index Fund Institutional Class(a)	2,425,898
1,469,472	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,049,666
450,239	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,795,512

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $84,307,662)		$80,587,946
TOTAL INVESTMENTS — 100.05% (Cost $84,307,662)		$80,587,946
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (41,287)
TOTAL NET ASSETS — 100.00%		$80,546,659
(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$37,426,575	$41,583,723	$147,470,497
Subscriptions receivable	20,321	16,477	34,323
Receivable for investments sold	-	62,515	552,944
Total Assets	37,446,896	41,662,715	148,057,764
LIABILITIES:
Payable to investment adviser	5,356	6,016	24,256
Payable for administrative services fees	11,131	12,406	44,204
Redemptions payable	-	78,992	587,267
Payable for investments purchased	20,321	-	-
Total Liabilities	36,808	97,414	655,727
NET ASSETS	$37,410,088	$41,565,301	$147,402,037
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$483,967	$551,905	$1,884,654
Paid-in capital in excess of par	45,328,430	55,349,345	203,564,102
Net unrealized depreciation	(2,346,779)	(3,153,224)	(9,074,295)
Undistributed net investment income	113,019	372,794	-
Accumulated net realized loss	(6,168,549)	(11,555,519)	(48,972,424)
NET ASSETS	$37,410,088	$41,565,301	$147,402,037
CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	4,839,670	5,519,045	18,846,541
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$7.73	$7.53	$7.82
(a) Cost of investments, affiliated	$39,773,354	$44,736,947	$156,544,792
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
ASSETS:
Investments at fair value, affiliated(a)	$145,059,722	$80,587,946
Subscriptions receivable	24,750	15,311
Total Assets	145,084,472	80,603,257
LIABILITIES:
Payable to investment adviser	27,002	17,203
Payable for administrative services fees	43,464	24,084
Redemptions payable	24,181	4,990
Payable for investments purchased	569	10,321
Total Liabilities	95,216	56,598
NET ASSETS	$144,989,256	$80,546,659
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,655,492	$899,910
Paid-in capital in excess of par	197,733,029	108,335,201
Net unrealized depreciation	(3,783,535)	(3,719,716)
Undistributed net investment income	2,072,749	1,286,624
Accumulated net realized loss	(52,688,479)	(26,255,360)
NET ASSETS	$144,989,256	$80,546,659
CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	16,554,923	8,999,099
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.76	$8.95
(a) Cost of investments, affiliated	$148,843,257	$84,307,662
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$133,103	$190,278	$394,708
Dividends, affiliated	866,462	1,044,509	3,493,568
Total Income	999,565	1,234,787	3,888,276
EXPENSES:
Management fees	99,507	145,678	414,794
Administrative services fees – Initial Class	88,636	112,469	359,853
Total Expenses	188,143	258,147	774,647
Less amount waived for management fees	18,076	24,169	56,515
Net Expenses	170,067	233,978	718,132
NET INVESTMENT INCOME	829,498	1,000,809	3,170,144
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	576,447	2,765,135	7,557,185
Realized gain distributions received, affiliated	815,432	1,329,292	5,926,018
Net Realized Gain	1,391,879	4,094,427	13,483,203
Net change in unrealized depreciation on investments	(2,497,934)	(4,438,816)	(16,631,256)
Net Realized and Unrealized Loss	(1,106,055)	(344,389)	(3,148,053)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(276,557)	$656,420	$22,091
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund
INVESTMENT INCOME:
Interest, affiliated	$209,467	$-
Dividends, affiliated	3,515,362	1,976,857
Total Income	3,724,829	1,976,857
EXPENSES:
Management fees	391,372	215,073
Administrative services fees – Initial Class	355,203	194,947
Total Expenses	746,575	410,020
Less amount waived for management fees	31,340	-
Net Expenses	715,235	410,020
NET INVESTMENT INCOME	3,009,594	1,566,837
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	5,841,156	4,764,011
Realized gain distributions received, affiliated	6,979,285	5,174,232
Net Realized Gain	12,820,441	9,938,243
Net change in unrealized depreciation on investments	(16,556,154)	(11,639,128)
Net Realized and Unrealized Loss	(3,735,713)	(1,700,885)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(726,119)	$(134,048)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Conservative Profile I Fund	2015	2014
OPERATIONS:
Net investment income	$829,498	$1,133,345
Net realized gain	1,391,879	1,587,299
Net change in unrealized depreciation	(2,497,934)	(710,336)
Net Increase (Decrease) in Net Assets Resulting from Operations	(276,557)	2,010,308
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(907,248)	(1,221,811)
From net realized gains	(1,833,916)	(1,351,862)
Total Distributions	(2,741,164)	(2,573,673)
CAPITAL SHARE TRANSACTIONS:
Shares sold	7,718,726	12,921,109
Shares issued in reinvestment of distributions	2,741,164	2,573,673
Shares redeemed	(14,862,019)	(8,852,920)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,402,129)	6,641,862
Total Increase (Decrease) in Net Assets	(7,419,850)	6,078,497
NET ASSETS:
Beginning of year	44,829,938	38,751,441
End of year(a)	$37,410,088	$44,829,938
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	926,113	1,494,796
Shares issued in reinvestment of distributions	346,005	300,841
Shares redeemed	(1,758,530)	(1,022,119)
Net Increase (Decrease)	(486,412)	773,518
(a) Including undistributed net investment income:	$113,019	$289,885
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderately Conservative Profile I Fund	2015	2014
OPERATIONS:
Net investment income	$1,000,809	$2,171,109
Net realized gain	4,094,427	3,701,442
Net change in unrealized depreciation	(4,438,816)	(1,985,650)
Net Increase in Net Assets Resulting from Operations	656,420	3,886,901
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,139,180)	(2,272,832)
From net realized gains	(5,795,666)	(3,123,666)
Total Distributions	(6,934,846)	(5,396,498)
CAPITAL SHARE TRANSACTIONS:
Shares sold	11,186,043	25,048,253
Shares issued in reinvestment of distributions	6,934,846	5,396,498
Shares redeemed	(53,047,449)	(12,390,711)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(34,926,560)	18,054,040
Total Increase (Decrease) in Net Assets	(41,204,986)	16,544,443
NET ASSETS:
Beginning of year	82,770,287	66,225,844
End of year(a)	$41,565,301	$82,770,287
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,272,088	2,697,314
Shares issued in reinvestment of distributions	879,353	593,134
Shares redeemed	(5,900,029)	(1,347,613)
Net Increase (Decrease)	(3,748,588)	1,942,835
(a) Including undistributed net investment income:	$372,794	$623,878
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderate Profile I Fund	2015	2014
OPERATIONS:
Net investment income	$3,170,144	$5,477,843
Net realized gain	13,483,203	14,072,863
Net change in unrealized depreciation	(16,631,256)	(7,521,029)
Net Increase in Net Assets Resulting from Operations	22,091	12,029,677
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,547,199)	(5,801,339)
From net realized gains	(16,357,843)	(12,507,801)
Total Distributions	(19,905,042)	(18,309,140)
CAPITAL SHARE TRANSACTIONS:
Shares sold	22,104,806	74,267,965
Shares issued in reinvestment of distributions	19,905,042	18,309,140
Shares redeemed	(69,977,380)	(50,748,029)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,967,532)	41,829,076
Total Increase (Decrease) in Net Assets	(47,850,483)	35,549,613
NET ASSETS:
Beginning of year	195,252,520	159,702,907
End of year(a)	$147,402,037	$195,252,520
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,450,600	7,904,482
Shares issued in reinvestment of distributions	2,452,965	1,971,935
Shares redeemed	(7,619,474)	(5,355,334)
Net Increase (Decrease)	(2,715,909)	4,521,083
(a) Including undistributed net investment income:	$0	$459,219
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Moderately Aggressive Profile I Fund	2015	2014
OPERATIONS:
Net investment income	$3,009,594	$4,810,668
Net realized gain	12,820,441	11,621,410
Net change in unrealized depreciation	(16,556,154)	(5,789,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	(726,119)	10,642,118
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,398,368)	(4,912,472)
From net realized gains	(11,134,446)	(12,242,290)
Total Distributions	(14,532,814)	(17,154,762)
CAPITAL SHARE TRANSACTIONS:
Shares sold	19,861,582	27,348,658
Shares issued in reinvestment of distributions	14,532,814	17,154,762
Shares redeemed	(39,050,914)	(26,257,953)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,656,518)	18,245,467
Total Increase (Decrease) in Net Assets	(19,915,451)	11,732,823
NET ASSETS:
Beginning of year	164,904,707	153,171,884
End of year(a)	$144,989,256	$164,904,707
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,029,561	2,657,886
Shares issued in reinvestment of distributions	1,619,250	1,708,255
Shares redeemed	(3,966,390)	(2,545,688)
Net Increase (Decrease)	(317,579)	1,820,453
(a) Including undistributed net investment income:	$2,072,749	$2,721,738
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Aggressive Profile I Fund	2015	2014
OPERATIONS:
Net investment income	$1,566,837	$2,796,077
Net realized gain	9,938,243	7,990,445
Net change in unrealized depreciation	(11,639,128)	(4,023,401)
Net Increase (Decrease) in Net Assets Resulting from Operations	(134,048)	6,763,121
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,915,232)	(2,796,108)
From net realized gains	(9,759,951)	(8,280,512)
Total Distributions	(11,675,183)	(11,076,620)
CAPITAL SHARE TRANSACTIONS:
Shares sold	13,681,878	16,298,112
Shares issued in reinvestment of distributions	11,675,183	11,076,620
Shares redeemed	(24,206,111)	(14,156,877)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,150,950	13,217,855
Total Increase (Decrease) in Net Assets	(10,658,281)	8,904,356
NET ASSETS:
Beginning of year	91,204,940	82,300,584
End of year(a)	$80,546,659	$91,204,940
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,304,163	1,465,484
Shares issued in reinvestment of distributions	1,260,061	1,025,862
Shares redeemed	(2,270,529)	(1,273,805)
Net Increase	293,695	1,217,541
(a) Including undistributed net investment income:	$1,286,624	$1,713,744
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
As of December 31, 2015
Great-West Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(276,557)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(9,267,334)
Proceeds from sale of investments	14,892,384
Increase in accrued interest on Great-West Life & Annuity Contract	(133,103)
Net realized gain	(576,447)
Net change in unrealized depreciation	2,497,934
Decrease in payable to investment advisor	(4,715)
Increase in payable for administrative services fees	11,131
Decrease in payable for investments purchased	(28,904)
Net Cash Provided by Operating Activities	7,114,389
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	7,781,445
Payment on shares redeemed	(14,895,834)
Net Cash Used in Financing Activities	(7,114,389)
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$2,741,164
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
As of December 31, 2015
Great-West Moderately Conservative Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$656,420
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(16,601,786)
Proceeds from sale of investments	56,323,552
Increase in accrued interest on Great-West Life & Annuity Contract	(190,278)
Net realized gain	(2,765,135)
Net change in unrealized depreciation	4,438,816
Decrease in receivable for investments sold	461,440
Decrease in payable to investment advisor	(12,589)
Increase in payable for administrative services fees	12,406
Net Cash Provided by Operating Activities	42,322,846
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	11,231,452
Payment on shares redeemed	(53,554,298)
Net Cash Used in Financing Activities	(42,322,846)
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$6,934,846
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Cash Flows
As of December 31, 2015
Great-West Moderate Profile I Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$22,091
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(37,617,374)
Proceeds from sale of investments	76,764,300
Increase in accrued interest on Great-West Life & Annuity Contract	(394,708)
Net realized gain	(7,557,185)
Net change in unrealized depreciation	16,631,256
Increase in receivable for investments sold	(552,944)
Decrease in payable to investment advisor	(20,010)
Increase in payable for administrative services fees	44,204
Decrease in payable for investments purchased	(46,544)
Net Cash Provided by Operating Activities	47,273,086
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	22,364,402
Payment on shares redeemed	(69,637,488)
Net Cash Used in Financing Activities	(47,273,086)
Net Increase in Cash	0
CASH:
Beginning of year	0
End of year	$0
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$19,905,042
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$8.42	0.17 (b)	(0.26)	(0.09)	-	(0.20)	(0.40)	(0.60)	$7.73	(1.11%) (c)
12/31/2014	$8.51	0.23 (b)	0.19	0.42	-	(0.24)	(0.27)	(0.51)	$8.42	4.95%
12/31/2013	$8.35	0.22 (b)	0.39	0.61	-	(0.18)	(0.27)	(0.45)	$8.51	7.55%
12/31/2012	$7.95	0.20 (b)	0.52	0.72	(0.04)	(0.17)	(0.11)	(0.32)	$8.35	9.02%
12/31/2011	$8.38	0.18	(0.10)	0.08	(0.01)	(0.17)	(0.33)	(0.51)	$7.95	1.06%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2015	$37,410	0.47%	0.43%	N/A	2.09%	23% (e)
12/31/2014	$44,830	0.25%	0.25%	N/A	2.67%	15%
12/31/2013	$38,751	0.25%	0.25%	2.51%	2.51%	39%
12/31/2012	$34,707	0.25%	0.25%	2.35%	2.35%	30%
12/31/2011	$32,036	0.25%	0.25%	2.62%	2.62%	29%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$8.93	0.15 (b)	(0.23)	(0.08)	-	(0.21)	(1.11)	(1.32)	$7.53	(0.93%) (c)
12/31/2014	$9.04	0.27 (b)	0.24	0.51	-	(0.26)	(0.36)	(0.62)	$8.93	5.61%
12/31/2013	$8.55	0.26 (b)	0.73	0.99	-	(0.20)	(0.30)	(0.50)	$9.04	11.83%
12/31/2012	$7.97	0.17 (b)	0.67	0.84	(0.03)	(0.15)	(0.08)	(0.26)	$8.55	10.59%
12/31/2011	$8.62	0.18	(0.19)	(0.01)	-	(0.15)	(0.49)	(0.64)	$7.97	(0.07%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2015	$41,565	0.44%	0.40%	N/A	1.72%	28% (e)
12/31/2014	$82,770	0.25%	0.25%	N/A	2.93%	13%
12/31/2013	$66,226	0.25%	0.25%	2.88%	2.88%	33%
12/31/2012	$54,664	0.25%	0.25%	2.07%	2.07%	30%
12/31/2011	$48,765	0.25%	0.25%	2.26%	2.26%	35%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$9.06	0.17 (b)	(0.26)	(0.09)	-	(0.20)	(0.95)	(1.15)	$7.82	(0.93%) (c)
12/31/2014	$9.37	0.27 (b)	0.33	0.60	-	(0.29)	(0.62)	(0.91)	$9.06	6.39%
12/31/2013	$8.65	0.28 (b)	1.11	1.39	-	(0.31)	(0.36)	(0.67)	$9.37	16.16%
12/31/2012	$8.27	0.14 (b)	0.86	1.00	(0.18)	(0.01)	(0.43)	(0.62)	$8.65	12.25%
12/31/2011	$9.23	0.16	(0.28)	(0.12)	-	(0.13)	(0.71)	(0.84)	$8.27	(1.26%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2015	$147,402	0.47%	0.43%	N/A	1.91%	23% (e)
12/31/2014	$195,253	0.25%	0.25%	N/A	2.82%	23%
12/31/2013	$159,703	0.25%	0.25%	3.04%	3.04%	31%
12/31/2012	$148,205	0.25%	0.25%	1.62%	1.62%	24%
12/31/2011	$178,263	0.25%	0.25%	1.82%	1.82%	32%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$ 9.77	0.19 (b)	(0.27)	(0.08)	-	(0.22)	(0.71)	(0.93)	$ 8.76	(0.77%) (c)
12/31/2014	$10.18	0.31 (b)	0.39	0.70	-	(0.32)	(0.79)	(1.11)	$ 9.77	6.82%
12/31/2013	$ 9.02	0.33 (b)	1.50	1.83	-	(0.17)	(0.50)	(0.67)	$10.18	20.41%
12/31/2012	$ 8.13	0.13 (b)	1.00	1.13	(0.09)	(0.05)	(0.10)	(0.24)	$ 9.02	13.89%
12/31/2011	$ 9.15	0.13	(0.33)	(0.20)	(0.00) (d)	(0.12)	(0.70)	(0.82)	$ 8.13	(2.16%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2015	$144,989	0.48%	0.46%	N/A	1.92%	25% (f)
12/31/2014	$164,905	0.25%	0.25%	N/A	3.02%	12%
12/31/2013	$153,172	0.25%	0.25%	3.35%	3.35%	29%
12/31/2012	$133,941	0.25%	0.25%	1.47%	1.47%	28%
12/31/2011	$132,812	0.25%	0.25%	1.52%	1.52%	35%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE I FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$10.48	0.19 (b)	(0.27)	(0.08)	-	(0.25)	(1.20)	(1.45)	$ 8.95	(0.74%) (c)
12/31/2014	$10.99	0.36 (b)	0.53	0.89	-	(0.36)	(1.04)	(1.40)	$10.48	8.15%
12/31/2013	$ 9.34	0.43 (b)	2.26	2.69	-	(0.20)	(1.04)	(1.04)	$10.99	28.85%
12/31/2012	$ 8.14	0.08 (b)	1.26	1.34	(0.06)	(0.02)	(0.06)	(0.14)	$ 9.34	16.45%
12/31/2011	$ 9.19	0.09	(0.50)	(0.41)	(0.00) (d)	(0.09)	(0.55)	(0.64)	$ 8.14	(4.41%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Initial Class
12/31/2015	$80,547	0.48%	0.48%	N/A	1.82%	27% (f)
12/31/2014	$91,205	0.25%	0.25%	N/A	3.23%	11%
12/31/2013	$82,301	0.25%	0.25%	4.03%	4.03%	27%
12/31/2012	$65,946	0.25%	0.25%	0.85%	0.85%	32%
12/31/2011	$64,945	0.25%	0.25%	0.78%	0.78%	35%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and Institutional Class have not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2015

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.
As of December 31, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2015:
	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2015	$10,099,462	$ 18,184,679	$ 31,417,146	$14,942,869
Total interest received	133,103	190,278	394,708	209,467
Purchases	894,548	1,898,982	2,766,420	2,064,727
Sales	(2,718,897)	(11,126,216)	(11,003,032)	(4,216,340)
Ending Balance, December 31, 2015	$ 8,408,216	$ 9,147,723	$ 23,575,242	$13,000,723
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2015

The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
Great-West Conservative Profile I Fund
	2015	2014
Ordinary income	$907,248	$1,221,811
Long-term capital gain	1,833,916	1,351,862
	$2,741,164	$2,573,673
Great-West Moderately Conservative Profile I Fund
	2015	2014
Ordinary income	$1,139,180	$2,272,832
Long-term capital gain	5,795,666	3,123,666
	$6,934,846	$5,396,498
Great-West Moderate Profile I Fund
	2015	2014
Ordinary income	$3,305,540	$5,801,339
Long-term capital gain	16,599,502	12,507,801
	$19,905,042	$18,309,140
Great-West Moderately Aggressive Profile I Fund
	2015	2014
Ordinary income	$3,398,368	$4,912,472
Long-term capital gain	11,134,446	12,242,290
	$14,532,814	$17,154,762
Great-West Aggressive Profile I Fund
	2015	2014
Ordinary income	$1,915,232	$2,796,108
Long-term capital gain	9,759,951	8,280,512
	$11,675,183	$11,076,620
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of each Fund were unaffected by the reclassifications.
	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West Conservative Profile I Fund	$—	$ (99,116)	$ 99,116
Great-West Moderately Conservative Profile I Fund	—	(112,713)	112,713
Great-West Moderate Profile I Fund	—	(82,164)	82,164
Great-West Moderately Aggressive Profile I Fund	—	(260,215)	260,215
Great-West Aggressive Profile I Fund	—	(78,725)	78,725

Annual Report - December 31, 2015

The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Great-West Conservative Profile I Fund
Undistributed net investment income	$113,021
Undistributed long-term capital gains	480,243
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(8,995,573)
Tax composition of capital	$(8,402,309)
Great-West Moderately Conservative Profile I Fund
Undistributed net investment income	$372,795
Undistributed long-term capital gains	477,438
Capital loss carryforwards	—
Post-October losses	(1,170)
Net unrealized depreciation	(15,185,012)
Tax composition of capital	$(14,335,949)
Great-West Moderate Profile I Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	4,922,691
Capital loss carryforwards	—
Post-October losses	(40)
Net unrealized depreciation	(62,969,370)
Tax composition of capital	$(58,046,719)
Great-West Moderately Aggressive Profile I Fund
Undistributed net investment income	$2,072,749
Undistributed long-term capital gains	3,858,856
Capital loss carryforwards	—
Post-October losses	(348)
Net unrealized depreciation	(60,330,522)
Tax composition of capital	$(54,399,265)
Great-West Aggressive Profile I Fund
Undistributed net investment income	$1,286,625
Undistributed long-term capital gains	3,232,522
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(33,207,599)
Tax composition of capital	$(28,688,452)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
	Post-October Ordinary Losses	Post-October Capital Losses
Great-West Moderately Conservative Profile I Fund	$—	$(1,170)
Great-West Moderate Profile I Fund	—	(40)
Great-West Moderately Aggressive Profile I Fund	—	(348)

Annual Report - December 31, 2015

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Conservative Profile I Fund	$46,422,148	$69,673	$(9,065,246)	$(8,995,573)
Great-West Moderately Conservative Profile I Fund	56,768,735	8,650	(15,193,662)	(15,185,012)
Great-West Moderate Profile I Fund	210,439,867	1,275,806	(64,245,176)	(62,969,370)
Great-West Moderately Aggressive Profile I Fund	205,390,244	2,600,509	(62,931,031)	(60,330,522)
Great-West Aggressive Profile I Fund	113,795,545	972,603	(34,180,202)	(33,207,599)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Effective May 1, 2015, the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2015

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 813,297	$ 37,307	$ 259,815	$ 11,000	$ —	$ —
Great-West American Century Growth Fund Institutional Class	64,451	—	146,163	110,883	(3,443)	15,157	594,886
Great-West Federated Bond Fund Initial Class	—	3,688,314	130,154	805,697	16,747	17,770	—
Great-West Federated Bond Fund Institutional Class	308,298	—	333,594	291,966	(5,880)	76,557	2,938,074
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,878,785	298,686	386,066	70,781	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	202,713	—	425,263	180,657	5,932	102,968	1,745,358
Great-West Invesco Small Cap Value Fund Initial Class	—	336,576	14,178	107,787	(11,441)	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	30,805	—	84,797	46,638	(6,927)	1,157	261,538
Great-West Life & Annuity Contract	8,408,216	10,099,462	894,548	2,718,897	—	133,103	8,408,216
Great-West Loomis Sayles Bond Fund Initial Class	—	4,051,169	689,075	827,238	(35,989)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	435,940	—	581,828	252,213	(16,399)	127,528	3,853,712
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	336,876	13,720	104,362	(5,090)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	31,613	—	81,566	36,529	(2,072)	2,544	259,225
Great-West MFS International Growth Fund Initial Class	—	959,972	29,699	232,029	47,048	—	—
Great-West MFS International Growth Fund Institutional Class	93,154	—	216,884	94,734	9,752	8,908	784,355
Great-West MFS International Value Fund Initial Class	—	1,947,191	51,796	396,934	145,763	—	—
Great-West MFS International Value Fund Institutional Class	168,004	—	276,060	166,004	62,804	18,704	1,601,082
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	813,246	39,180	257,349	21,260	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	64,813	—	152,967	108,064	7,608	2,244	595,633
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	21,961	—	278,364	60,663	(53)	—	205,770
Great-West Putnam Equity Income Fund Initial Class	—	1,646,483	194,009	288,493	114,574	—	—
Great-West Putnam Equity Income Fund Institutional Class	167,035	—	334,568	129,607	31,957	32,475	1,443,183
Great-West Putnam High Yield Bond Initial Class	—	1,840,943	494,913	405,176	34,845	—	—
Great-West Putnam High Yield Bond Institutional Class	220,034	—	337,993	128,201	7,531	108,231	1,918,694
Great-West Real Estate Index Fund Initial Class	—	2,226,255	239,031	546,015	43,137	—	—
Great-West Real Estate Index Fund Institutional Class	193,149	—	449,740	341,583	50,684	48,932	1,888,997
Great-West Short Duration Bond Fund Initial Class	—	2,921,562	95,126	604,225	(639)	7,088	—

Annual Report - December 31, 2015

Great-West Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Short Duration Bond Fund Institutional Class	237,710	$ —	$199,941	$ 251,682	$ (1,629)	$ 28,524	$ 2,343,823
Great-West Small Cap Growth Fund Initial Class	—	336,059	14,156	192,247	(39,372)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	28,135	239,927	(9,979)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,647,179	209,600	290,598	96,936	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	176,640	—	398,427	135,915	21,648	39,951	1,448,445
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	469,185	98,020	107,941	36,690	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	54,198	—	135,064	51,925	13,823	3,604	456,892
Great-West Templeton Global Bond Fund Initial Class	—	4,957,830	190,212	1,418,530	(79,720)	—	—
Great-West Templeton Global Bond Fund Institutional Class	416,675	—	633,248	381,650	(24,933)	143,313	3,741,741
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	3,869,625	133,317	1,011,619	(18,537)	17,499	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	301,226	—	306,005	346,079	(11,970)	63,308	2,936,951
					$576,447	$999,565	$37,426,575
Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 2,472,082	$ 114,150	$ 1,384,504	$ 19,200	$ —	$ —
Great-West American Century Growth Fund Institutional Class	115,723	—	314,202	482,726	(52,178)	29,020	1,068,119
Great-West Federated Bond Fund Initial Class	—	5,464,360	244,611	2,721,362	(12,422)	26,528	—
Great-West Federated Bond Fund Institutional Class	269,930	—	400,420	765,505	(14,607)	75,412	2,572,428
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	5,692,756	885,274	2,788,119	248,366	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	363,205	—	841,413	983,054	(53,960)	196,530	3,127,197
Great-West Invesco Small Cap Value Fund Initial Class	—	1,022,398	45,815	557,034	(13,105)	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	55,155	—	168,115	192,790	(25,306)	2,224	468,267
Great-West Life & Annuity Contract	9,147,723	18,184,680	1,898,982	11,126,216	—	190,278	9,147,723
Great-West Loomis Sayles Bond Fund Initial Class	—	6,029,218	961,716	3,150,681	(109,988)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	380,731	—	672,282	919,085	(76,022)	119,628	3,365,665

Annual Report - December 31, 2015

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	$ 1,025,295	$ 36,569	$ 506,958	$ 45,235	$ —	$ —
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	56,818	—	167,273	177,084	(19,758)	4,910	465,906
Great-West MFS International Growth Fund Initial Class	—	2,873,043	104,387	1,354,755	234,624	—	—
Great-West MFS International Growth Fund Institutional Class	167,353	—	399,288	422,458	(17,417)	16,021	1,409,117
Great-West MFS International Value Fund Initial Class	—	5,749,902	232,475	2,244,452	889,343	—	—
Great-West MFS International Value Fund Institutional Class	300,657	—	541,006	743,739	174,331	33,569	2,865,261
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	2,406,472	162,367	1,280,623	127,025	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	116,229	—	327,329	383,137	60,599	4,476	1,068,144
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	39,732	—	500,930	107,275	(2,088)	—	372,289
Great-West Putnam Equity Income Fund Initial Class	—	4,964,939	540,196	1,837,751	731,515	—	—
Great-West Putnam Equity Income Fund Institutional Class	299,943	—	669,131	757,423	(7,029)	63,871	2,591,505
Great-West Putnam High Yield Bond Initial Class	—	2,732,046	659,671	1,440,890	85,345	—	—
Great-West Putnam High Yield Bond Institutional Class	191,535	—	370,055	454,135	(20,111)	100,896	1,670,188
Great-West Real Estate Index Fund Initial Class	—	3,661,865	491,502	1,739,179	231,688	—	—
Great-West Real Estate Index Fund Institutional Class	191,863	—	509,117	677,318	126,558	52,061	1,876,422
Great-West Short Duration Bond Fund Initial Class	—	—	537,455	231,596	440	1,328	—
Great-West Short Duration Bond Fund Institutional Class	26,134	—	32,873	77,957	(106)	3,393	257,676
Great-West Small Cap Growth Fund Initial Class	—	1,021,453	55,593	806,873	(135,255)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	65,495	506,094	(9,298)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	4,959,373	573,351	1,940,114	565,603	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	316,413	—	765,561	773,490	(46,881)	76,132	2,594,591
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,418,048	283,372	661,879	196,415	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	96,825	—	276,222	283,749	13,279	6,521	816,231
Great-West Templeton Global Bond Fund Initial Class	—	7,377,627	319,270	4,119,549	(211,508)	—	—
Great-West Templeton Global Bond Fund Institutional Class	364,541	—	806,088	1,145,518	(108,606)	144,948	3,273,579
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	5,733,335	255,868	3,029,444	(54,990)	26,117	—

Annual Report - December 31, 2015

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West U.S. Government Mortgage Securities Fund Institutional Class	263,940	$ —	$ 372,362	$ 783,900	$ 6,204	$ 60,924	$ 2,573,415
					$2,765,135	$1,234,787	$41,583,723
Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 7,936,092	$ 141,297	$ 2,350,609	$ 368,864	$ —	$ —
Great-West American Century Growth Fund Institutional Class	568,708	—	879,558	745,583	50,266	135,154	5,249,179
Great-West Federated Bond Fund Initial Class	—	9,434,302	439,398	2,817,894	3,054	44,958	—
Great-West Federated Bond Fund Institutional Class	695,794	—	710,346	947,696	(48,096)	176,937	6,630,912
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	18,361,150	2,320,222	4,359,548	409,910	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,779,364	—	2,591,709	1,409,889	(126,975)	916,782	15,320,320
Great-West Invesco Small Cap Value Fund Initial Class	—	3,296,614	45,054	902,059	80,368	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	268,911	—	535,937	314,859	(42,143)	10,414	2,283,058
Great-West Life & Annuity Contract	23,575,242	31,417,146	2,766,420	11,003,032	—	394,708	23,575,242
Great-West Loomis Sayles Bond Fund Initial Class	—	10,367,480	1,573,317	2,716,017	(77,548)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	982,581	—	1,346,089	1,015,854	(74,111)	295,527	8,686,021
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,299,583	37,779	762,316	250,510	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	278,803	—	557,983	233,629	20,274	23,066	2,286,183
Great-West MFS International Growth Fund Initial Class	—	9,298,380	159,405	2,443,196	407,061	—	—
Great-West MFS International Growth Fund Institutional Class	819,632	—	1,282,871	567,733	131,302	78,753	6,901,303
Great-West MFS International Value Fund Initial Class	—	18,899,323	258,224	4,060,364	1,615,253	—	—
Great-West MFS International Value Fund Institutional Class	1,475,480	—	1,552,420	1,435,129	533,256	165,337	14,061,325
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	7,920,129	153,189	2,250,777	488,227	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	571,236	—	899,907	783,785	85,044	20,259	5,249,654
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	195,094	—	2,086,559	148,154	(2,559)	—	1,828,032

Annual Report - December 31, 2015

Great-West Moderate Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Putnam Equity Income Fund Initial Class	—	$16,051,897	$1,357,309	$ 2,907,332	$1,239,350	$ —	$ —
Great-West Putnam Equity Income Fund Institutional Class	1,471,842	—	1,942,312	635,109	360,886	291,738	12,716,716
Great-West Putnam High Yield Bond Initial Class	—	4,717,936	1,140,491	1,333,737	71,709	—	—
Great-West Putnam High Yield Bond Institutional Class	494,320	—	738,997	459,458	20,835	250,090	4,310,467
Great-West Real Estate Index Fund Initial Class	—	7,733,181	694,678	1,997,031	224,452	—	—
Great-West Real Estate Index Fund Institutional Class	604,015	—	1,368,630	1,292,630	237,290	156,879	5,907,266
Great-West Short Duration Bond Fund Initial Class	—	—	915,124	199,363	366	2,246	—
Great-West Short Duration Bond Fund Institutional Class	67,240	—	50,390	95,162	(56)	8,182	662,990
Great-West Small Cap Growth Fund Initial Class	—	3,293,641	56,698	1,725,231	(209,136)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	161,770	2,205,137	(158,585)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	16,065,833	1,488,171	2,671,389	1,309,714	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,551,544	—	2,728,555	983,832	219,456	359,996	12,722,663
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,581,536	820,337	1,058,315	447,599	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	474,555	—	884,088	377,628	123,672	31,937	4,000,499
Great-West Templeton Global Bond Fund Initial Class	—	12,719,433	618,608	4,605,975	(234,209)	—	—
Great-West Templeton Global Bond Fund Institutional Class	940,837	—	1,219,318	1,025,767	(75,641)	335,164	8,448,717
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	9,903,130	449,201	3,330,480	(66,144)	44,278	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	679,995	—	645,014	1,035,415	(26,330)	145,871	6,629,950
					$7,557,185	$3,888,276	$147,470,497
Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 8,311,080	$ 172,251	$1,633,626	$ 193,648	$ —	$ —
Great-West American Century Growth Fund Institutional Class	693,778	—	982,521	821,655	118,353	165,153	6,403,569
Great-West Federated Bond Fund Initial Class	—	5,987,194	390,080	1,620,933	19,074	26,349	—
Great-West Federated Bond Fund Institutional Class	460,940	—	568,325	781,531	(30,216)	117,496	4,392,762

Annual Report - December 31, 2015

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	$19,254,350	$2,643,945	$1,743,536	$ 425,437	$ —	$ —
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,176,496	—	2,658,948	1,054,553	143,371	1,119,435	18,739,626
Great-West Invesco Small Cap Value Fund Initial Class	—	3,472,287	93,005	588,166	56,848	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	326,972	—	604,466	280,278	32,464	12,703	2,775,995
Great-West Life & Annuity Contract	13,000,723	14,942,869	2,064,727	4,216,340	—	209,467	13,000,723
Great-West Loomis Sayles Bond Fund Initial Class	—	6,576,912	401,400	785,343	(46,711)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	651,304	—	984,488	843,561	(59,136)	195,597	5,757,527
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,478,322	56,471	432,297	217,491	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	339,584	—	634,959	243,946	45,634	28,141	2,784,588
Great-West MFS International Growth Fund Initial Class	—	9,766,481	240,779	1,399,751	343,866	—	—
Great-West MFS International Growth Fund Institutional Class	999,912	—	1,343,966	577,810	106,111	95,926	8,419,255
Great-West MFS International Value Fund Initial Class	—	19,832,881	450,179	2,163,834	1,230,177	—	—
Great-West MFS International Value Fund Institutional Class	1,801,895	—	1,367,535	1,391,847	598,733	201,348	17,172,062
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	8,304,953	196,406	1,637,032	221,153	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	696,704	—	1,013,419	776,420	273,067	24,833	6,402,710
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	237,988	—	2,542,053	176,454	(3,331)	—	2,229,945
Great-West Putnam Equity Income Fund Initial Class	—	16,833,880	1,465,179	1,311,239	561,824	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,798,989	—	2,022,958	723,851	269,852	356,859	15,543,268
Great-West Putnam High Yield Bond Initial Class	—	2,992,700	430,171	403,907	14,765	—	—
Great-West Putnam High Yield Bond Institutional Class	329,071	—	537,901	370,912	17,112	165,720	2,869,496
Great-West Real Estate Index Fund Initial Class	—	5,726,978	666,000	893,447	69,797	—	—
Great-West Real Estate Index Fund Institutional Class	521,299	—	970,542	1,126,379	22,051	135,372	5,098,305
Great-West Short Duration Bond Fund Initial Class	—	—	3,714,843	380,752	668	9,138	—
Great-West Short Duration Bond Fund Institutional Class	308,979	—	315,667	566,448	(328)	37,633	3,046,529
Great-West Small Cap Growth Fund Initial Class	—	3,463,887	68,084	1,297,195	(47,569)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	182,859	2,741,940	(240,881)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	16,841,836	1,855,359	1,143,764	783,183	—	—

Annual Report - December 31, 2015

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,897,949	$ —	$2,956,610	$ 879,047	$ 349,731	$ 439,746	$ 15,563,183
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,807,255	837,230	497,995	281,424	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	580,273	—	1,045,884	478,751	131,026	38,857	4,891,702
Great-West Templeton Global Bond Fund Initial Class	—	8,066,994	501,787	2,650,065	(104,453)	—	—
Great-West Templeton Global Bond Fund Institutional Class	621,319	—	897,914	899,042	(97,760)	222,349	5,579,445
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	6,281,142	391,010	1,939,142	(25,840)	25,958	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	450,157	—	526,984	859,708	(29,479)	96,749	4,389,032
					$5,841,156	$3,724,829	$145,059,722
Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West American Century Growth Fund Initial Class	—	$ 6,415,463	$ 145,304	$1,330,667	$ 160,399	$ —	$ —
Great-West American Century Growth Fund Institutional Class	538,691	—	823,817	606,082	85,421	127,378	4,972,117
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	14,899,180	2,049,283	1,577,771	384,308	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,684,071	—	2,576,100	1,029,608	141,400	860,806	14,499,854
Great-West Invesco Small Cap Value Fund Initial Class	—	2,680,365	81,737	485,851	45,360	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	254,878	—	538,995	257,763	8,641	9,817	2,163,913
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,687,822	25,605	351,722	156,285	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	264,070	—	543,389	204,100	31,787	21,846	2,165,371
Great-West MFS International Growth Fund Initial Class	—	7,562,102	234,791	1,357,931	255,953	—	—
Great-West MFS International Growth Fund Institutional Class	775,472	—	1,346,178	586,247	24,092	74,339	6,529,475
Great-West MFS International Value Fund Initial Class	—	15,368,215	517,589	2,208,052	975,546	—	—
Great-West MFS International Value Fund Institutional Class	1,393,301	—	1,652,500	1,311,664	466,117	156,191	13,278,161
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,418,028	184,941	1,484,138	117,444	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	540,775	—	912,427	581,398	204,820	19,069	4,969,726

Annual Report - December 31, 2015

Great-West Aggressive Profile I Fund
Affiliate	Shares Held/ Account Balance 12/31/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2015
Great-West Multi-Manager Small Cap Growth Fund Institutional Class	182,996	$ —	$1,946,455	$ 128,342	$ (2,449)	$ —	$ 1,714,677
Great-West Putnam Equity Income Fund Initial Class	—	13,033,212	1,076,520	1,109,496	473,888	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,391,618	—	1,936,097	695,756	267,704	274,303	12,023,576
Great-West Real Estate Index Fund Initial Class	—	2,726,847	380,294	543,879	39,036	—	—
Great-West Real Estate Index Fund Institutional Class	248,047	—	564,600	564,174	28,041	64,200	2,425,898
Great-West Small Cap Growth Fund Initial Class	—	2,672,089	52,340	1,098,960	(114,633)	—	—
Great-West Small Cap Growth Fund Institutional Class	—	—	157,196	2,095,525	(171,291)	—	—
Great-West T. Rowe Price Equity Income Fund Initial Class	—	13,046,773	1,406,559	1,149,301	527,309	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,469,472	—	2,665,745	820,528	299,800	338,792	12,049,666
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	3,715,428	665,894	435,594	240,756	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	450,239	—	901,453	369,709	118,277	30,116	3,795,512
					$4,764,011	$1,976,857	$80,587,946
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:
	Purchases	Sales
Great-West Conservative Profile I Fund	$9,267,334	$14,892,384
Great-West Moderately Conservative Profile I Fund	16,601,786	56,323,552
Great-West Moderate Profile I Fund	37,617,374	76,764,300
Great-West Moderately Aggressive Profile I Fund	38,796,903	48,173,651
Great-West Aggressive Profile I Fund	23,385,807	27,148,268
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statements of assets and liabilities of the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund, and Great-West Aggressive Profile I Fund (each a “Fund”, collectively the “Funds”), of Great-West Funds, Inc., including the schedules of investments, as of December 31, 2015, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agent and mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial position of each of the Funds as of December 31, 2015, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Counties
Great-West Conservative Profile I Fund	$ 4,305	$ 34,229
Great-West Moderately Conservative Profile I Fund	7,717	61,346
Great-West Moderate Profile I Fund	37,837	300,827
Great-West Moderately Aggressive Profile I Fund	46,186	367,230
Great-West Aggressive Profile I Fund	35,759	284,281
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile I Fund	14%
Great-West Moderately Conservative Profile I Fund	20
Great-West Moderate Profile I Fund	34
Great-West Moderately Aggressive Profile I Fund	28
Great-West Aggressive Profile I Fund	27

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016